Shareholders' Equity and Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated [Member]
Total Capital to Risk Weighted Assets:
Actual (Amount)	$ 56,728	$ 58,319
Actual (Ratio)	16.30%	15.40%
Minimum For Capital Requirement (Amount)	27,899	30,364
Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Tier I Capital to Risk Weighted Assets:
Actual (Amount)	41,212	42,422
Actual (Ratio)	11.80%	11.20%
Minimum For Capital Requirement (Amount)	13,949	15,182
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Tier I Capital to Average Assets:
Actual (Amount)	41,212	42,422
Actual (Ratio)	7.60%	8.00%
Minimum For Capital Requirement (Amount)	21,643	21,209
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Bank of Stanly [Member]
Total Capital to Risk Weighted Assets:
Actual (Amount)	34,208	33,376
Actual (Ratio)	15.10%	13.30%
Minimum For Capital Requirement (Amount)	18,159	20,035
Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	22,699	25,044
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Tier I Capital to Risk Weighted Assets:
Actual (Amount)	31,349	30,231
Actual (Ratio)	13.80%	12.10%
Minimum For Capital Requirement (Amount)	9,080	10,018
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	13,619	15,026
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.00%	6.00%
Tier I Capital to Average Assets:
Actual (Amount)	31,349	30,231
Actual (Ratio)	9.30%	8.80%
Minimum For Capital Requirement (Amount)	13,619	13,693
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	13,514	17,117
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%
Anson Bank and Trust [Member]
Total Capital to Risk Weighted Assets:
Actual (Amount)	6,402	6,170
Actual (Ratio)	19.10%	17.00%
Minimum For Capital Requirement (Amount)	2,688	2,904
Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	3,360	3,630
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Tier I Capital to Risk Weighted Assets:
Actual (Amount)	5,976	5,710
Actual (Ratio)	17.80%	15.70%
Minimum For Capital Requirement (Amount)	1,344	1,452
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	2,016	2,178
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.00%	6.00%
Tier I Capital to Average Assets:
Actual (Amount)	5,976	5,710
Actual (Ratio)	9.90%	10.10%
Minimum For Capital Requirement (Amount)	2,016	2,252
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	2,410	2,815
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%
Cabarrus Bank and Trust [Member]
Total Capital to Risk Weighted Assets:
Actual (Amount)	12,879	12,641
Actual (Ratio)	15.50%	14.30%
Minimum For Capital Requirement (Amount)	6,668	7,062
Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	8,335	8,828
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Tier I Capital to Risk Weighted Assets:
Actual (Amount)	11,834	11,533
Actual (Ratio)	14.20%	13.10%
Minimum For Capital Requirement (Amount)	3,334	3,531
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	5,001	5,297
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.00%	6.00%
Tier I Capital to Average Assets:
Actual (Amount)	11,834	11,533
Actual (Ratio)	9.00%	9.00%
Minimum For Capital Requirement (Amount)	5,001	5,105
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 5,225	$ 6,381
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%